Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Share Capital
15.	Share Capital

(a)	Authorized

The Company has authorized share capital of an unlimited number of common shares with no par value.

On May 21, 2024, the Company implemented a 1-for-40 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On November 14, 2024, the Company implemented a 1-for-2 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On August 26, 2025, the Company implemented a 1-for-3.125 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the Reverse Stock Split.

(b)	Shares issued and outstanding

	Number of shares	Capital
Balance, December 31, 2022	13,854	$49,434,692
Fair value of RSUs issued at $460 per share	1,684	774,736
Fair value of RSUs issued at $277.50 per share	645	179,037
Fair value of RSUs issued at $153 per share	562	86,137
Cancelled shares	(82)	(200,014)
Issuance of shares upon conversion of note	2,328	314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9)	3,519	431,149
Balance, December 31, 2023	22,510	51,020,121
Issuance of shares from private placement	77,775	1,396,702
Issuance of shares upon exercise of prefunded warrants	542,109	11,528,116
Cancelled shares	(47,499)	(1,445,188)
Share issuance costs	—	(728,056)
Fair value of RSUs redeemed at $25.69 per share	60,251	1,547,703
Balance, December 31, 2024	655,146	$63,319,398

During the year ended December 31, 2024, the Company had the following share capital transactions:

(i)	On February 2, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on February 1, 2024, the Company announced closing of registered direct offering with the issuance of 1,123 common shares at a purchase price of $101.50 per share and prefunded warrants to purchase 5,852 common shares at a price of $101.475 per share for gross proceeds of $708,000. The prefunded warrants were immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. Under the residual method, the Company allotted $3,370 to the prefunded warrants and recorded the value under other reserves in the consolidated statements of financial position. During the year ended December 31, 2024, the Company issued 5,852 common shares pursuant the exercise of above prefunded warrants.

(ii)	On March 4, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 1, 2024, the Company announced closing of registered direct offering with the issuance of 1,471 common shares at a purchase price of $51.36 per share and prefunded warrants to purchase 1,448 common shares at a price of $51.335 per share for gross proceeds of $150,000. The prefunded warrants were immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 1,448 common shares pursuant the exercise of above prefunded warrants.
(iii)	On March 5, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 4, 2024, the Company announced closing of registered direct offering with the issuance of 1,471 common shares at a purchase price of $42.18 per share and prefunded warrants to purchase 1,492 common shares at a price of $42.155 per share for gross proceeds of $125,000. The prefunded warrants were immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 1,492 common shares pursuant the exercise of above prefunded warrants.

(iv)	On March 27, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on March 25, 2024, the Company announced closing of underwritten public offering with the issuance of 12,350 common shares at a purchase price of $30.425 per share and prefunded warrants to purchase 199,489 common shares at a price of $30.40 per share for gross proceeds of $5,000,000. The prefunded warrants are immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 199,489 common shares pursuant the exercise of above prefunded warrants.

(v)	On April 26, 2024, the Company cancelled 47,499 common shares with a fair value of $1,445,188.

(vi)	On May 17, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on the same day, the Company announced the 1st closing of registered direct offering with the issuance of 9,965 common shares at a purchase price of $25.775 per share and prefunded warrants to purchase 87,028 common shares at a price of $25.75 per share for gross proceeds of $2,500,000. The prefunded warrants are immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 87,028 common shares pursuant the exercise of above prefunded warrants.

(vii)	On May 20, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on May 17, 2024, the Company announced the 2nd closing of registered direct offering with the issuance of 9,965 common shares at a purchase price of $25.775 per share, and prefunded warrants to purchase 48,230 common shares at a price of $25.75 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.025 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 48,230 common shares pursuant the exercise of above prefunded warrants.

(viii)	On May 24, 2024, the Company issued 60,251 common shares at a fair value of $1,547,703 on the RSUs granted to consultants of the Company to settle up consulting fees amounting to $900,000. As a result of the settlement, the Company recognized a loss on debt settlement of $647,703 in the consolidated statements of loss and comprehensive loss.
(ix)	On October 3, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on October 2, 2024, the Company announced closing of underwritten public offering with the issuance of 41,430 common shares at a purchase price of $6.25 per share and prefunded warrants to purchase 198,570 common shares at a price of $6.2494 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.0006 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. During the year ended December 31, 2024, the Company issued 198,570 common shares pursuant the exercise of above prefunded warrants.

(x)	In connection with the closed direct offerings and underwriting public offerings completed during the year ended December 31, 2024, the Company incurred a total share issuance cost of $728,056.

During the year ended December 31, 2023, the Company had the following share capital transactions:

(i)	On January 26, 2023, the Company issued 1,684 common shares at a fair value of $774,736 on the RSUs granted in accordance with the Company’s ESOP.

(ii)	On May 2, 2023, the Company issued 2,548 common shares at a fair value of $707,352 on the RSUs granted in accordance with the Company’s ESOP, of which 1,903 of these common shares with a fair value of $528,315 were cancelled and returned on June 30, 2023 and recorded on accounts payable.

(iii)	On June 6, 2023, the Company cancelled 82 common shares at a fair value of $200,014 that were issued in August 2022.

(iv)	On July 26, 2023, the Company issued 562 common shares at a fair value of $86,137 in replacement to the cancelled shares issued to a consultant of the Company on June 30, 2023.

(v)	On August 14, 2023, the Company issued 2,328 common shares at a fair value of $314,384 to Halo Collective Inc. (“Halo”) to settle the principal amount of $328,000 plus accrued interest and overdue fees of $32,960 pursuant to the Note Conversion Agreement entered with Halo Collective Inc. in July 2023, which totaled $360,960 at the time of conversion.

(vi)	On October 11, 2023, the Company issued 3,519 common shares at a fair value of $431,149 pursuant to the terms of the option agreement in relation to the purchase farming land properties (note 9).

(c)	Loss per share

The weighted average number of common shares outstanding for basic and diluted loss per share for the year ended December 31, 2024 was 333,444 (2023 – 18,021). The Company did not have any potential dilution during the years ended December 31, 2024 and 2023.

(d)	Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, the Company may award up to 20% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

On April 22, 2022, the Company granted 993 restricted stock units (“RSUs”) to former directors, officers, and employees of the Company, of which service cost of $561,285 was included in general and administrative expenses during the year ended December 31, 2022. Each of the RSUs vest monthly over 36 months beginning April 22, 2022. All of these RSUs were forfeited and wrote-off during the year ended December 31, 2023.

On August 11, 2022, the Company granted 82 restricted stock units (“RSUs”) at a market price of $2,575 per unit to directors of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest three days following the release of Q2 2022 financials. The fair value of the granted RSUs was estimated to be $212,386. All of these RSUs were forfeited and wrote-off during the year ended December 31, 2023.

On September 21, 2022, the Company granted 395 restricted stock units (“RSUs”) in reserve at a market price of $1,512.50 to former directors, officers, and consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $598,321. All of these RSUs in reserve were forfeited and wrote-off during the year ended December 31, 2023.

On September 22, 2022, the Company granted 120 restricted stock units (“RSUs”) in reserve at a market price of $1,400 to a former officer of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $168,000. All of these RSUs in reserve were forfeited and wrote-off during the year ended December 31, 2023.

On January 24, 2023, the Company granted 1,684 restricted stock units (“RSUs”) at a market price of $460 to consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $774,736. 1,684 of the granted RSUs were exercised during the year ended December 31, 2023.

On May 2, 2023, the Company granted 2,548 restricted stock units (“RSUs”) at a market price of $277.50 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. 2,548 of the granted RSUs were initially exercised however 1,903 RSUs were cancelled due to RSU room restrictions. The fair value of the remaining granted RSUs was estimated to be $179,037.

On July 26, 2023, the Company granted 562 restricted stock units (“RSUs”) at a market price of $153 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $86,137. 562 of the granted RSUs were exercised during the year ended December 31, 2023.

On May 24, 2024, the Company granted 60,251 restricted stock units (“RSUs”) at a market price of $25.69 to consultants of the Company to settle consulting payables of $900,000. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $1,547,703. 60,251 of the granted RSUs were exercised during the year ended December 31, 2024.

A summary of the Company’s outstanding RSUs as at December 31, 2024 are as follows:

Number of RSUs
Balance, December 31, 2022	1,588
Granted	4,796
Exercised	(2,891)
Forfeited/Cancelled	(3,493)
Balance, December 31, 2023	—
Granted	60,251
Exercised	(60,251)
Balance, December 31, 2024	—

During the year ended December 31, 2024, the Company recorded $798,795 (2023 – $1,249,986) of expenses related to the RSUs as consulting and accounting fees, $100,000 remains as prepaid expenses, $647,703 recognized as gain on debt settlement and the remaining $1,205 due to foreign currency translation was recorded to accumulated other comprehensive income.